Parent company only condensed financial information - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,618,451	$ 495,726	¥ 2,840,807	¥ 1,589,161
Total current assets	5,715,747	783,054	4,241,580
Non-current assets
Total non-current assets	2,163,067	296,339	2,345,445
Total assets	7,878,814	1,079,393	6,587,025
Current liabilities
Accrued expenses and other payables	882,009	120,835	684,391
Total current liabilities	2,830,217	387,738	2,377,851
Total liabilities	4,932,927	675,808	4,526,936
Shareholders' equity
Additional paid in capital	1,608,017	220,297	1,555,773
Retained earnings	1,346,526	184,473	507,226
Accumulated other comprehensive income	1,386	190	4,769
Total equity attributable to shareholders of the Company	2,956,230	405,002	2,068,068
Total liabilities and shareholders' equity	7,878,814	1,079,393	6,587,025
Class A ordinary shares
Shareholders' equity
Ordinary shares	245	34	244
Class B ordinary shares
Shareholders' equity
Ordinary shares	56	8	56
Parent company
Current assets
Cash and cash equivalents	741,213	101,546	218,975
Total current assets	741,213	101,546	218,975
Non-current assets
Investment in and amount due from subsidiaries	2,215,226	303,485	1,849,952
Total non-current assets	2,215,226	303,485	1,849,952
Total assets	2,956,439	405,031	2,068,927
Current liabilities
Accrued expenses and other payables	209	29	859
Total current liabilities	209	29	859
Total liabilities	209	29	859
Shareholders' equity
Additional paid in capital	1,608,017	220,297	1,555,773
Retained earnings	1,346,526	184,473	507,226
Accumulated other comprehensive income	1,386	190	4,769
Total equity attributable to shareholders of the Company	2,956,230	405,002	2,068,068
Total liabilities and shareholders' equity	2,956,439	405,031	2,068,927
Parent company | Class A ordinary shares
Shareholders' equity
Ordinary shares	245	34	244
Parent company | Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56